UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota         February 6, 2008
-----------------------    ----------------------------  -----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:  $1,341,450
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F File Number      Name

1.        028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.        028-10926                 Waterstone Capital Offshore Advisors, LP


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT    PRN  CALL DISCRETION  MGRS    SOLE  SHARED NONE
--------------                    --------------    -----       --------  -------    ---  ---- ----------  ----    ----  ------ ----
3M CO                             COM               88579Y101     6,703       79,500 SH        DEFINED     1,2     SOLE
ADVANCED MICRO DEVICES INC        NOTE 5.750% 8/1   007903AN7    29,707   37,000,000 PRN       DEFINED     1,2     SOLE
ADVANCED MICRO DEVICES INC        COM               007903107     1,250        2,500      PUT  DEFINED     1,2     SOLE
ALLERGAN INC                      COM               018490102     6,739      104,900 SH        DEFINED     1,2     SOLE
AMERICAN EXPRESS CO               COM               025816109     4,831       92,861 SH        DEFINED     1,2     SOLE
APRIA HEALTHCARE GROUP INC        NOTE 3.375% 9/0   037933AB4    45,065   45,004,000 PRN       DEFINED     1,2     SOLE
ARCHER DANIELS MIDLAND CO         COM               039483102     4,151       89,400 SH        DEFINED     1,2     SOLE
ARCHER DANIELS MIDLAND CO         COM               039483102     1,127        4,099      PUT  DEFINED     1,2     SOLE
ASPEN INSURANCE HOLDINGS LTD      SHS               G05384105     2,575       89,300 SH        DEFINED     1,2     SOLE
AT&T INC                          COM               00206R102     1,132       27,230 SH        DEFINED     1,2     SOLE
BOSTON PRIVATE FINL HLDGS IN      NOTE 3.000% 7/1   101119AB1    11,332   11,350,000 PRN       DEFINED     1,2     SOLE
BRE PROPERTIES INC                NOTE 4.125% 8/1   05564EBH8     2,310    2,500,000 PRN       DEFINED     1,2     SOLE
CHARMING SHOPPES INC              NOTE 1.125% 5/0   161133AE3       179      250,000 PRN       DEFINED     1,2     SOLE
CHESAPEAKE ENERGY CORP            NOTE 2.500% 5/1   165167BZ9    46,314   41,500,000 PRN       DEFINED     1,2     SOLE
CHESAPEAKE ENERGY CORP            NOTE 2.500% 5/1   165167CA3    64,171   57,500,000 PRN       DEFINED     1,2     SOLE
CIBER INC                         SDCV 2.875%12/1   17163BAB8    19,310   20,079,000 PRN       DEFINED     1,2     SOLE
CITIGROUP INC                     COM               172967101     4,596      156,100 SH        DEFINED     1,2     SOLE
CYPRESS SEMICONDUCTOR CORP        NOTE 1.000% 9/1   232806AK5     3,892    2,425,000 PRN       DEFINED     1,2     SOLE
E M C CORP MASS                   COM               268648102     5,350       10,000      CALL DEFINED     1,2     SOLE
E M C CORP MASS                   COM               268648102       905        7,542      PUT  DEFINED     1,2     SOLE
EXCEL MARITIME CARRIERS LTD       COM               V3267N107     1,901       47,300 SH        DEFINED     1,2     SOLE
FLIR SYS INC                      NOTE 3.000% 6/0   302445AB7    47,454   16,542,000 PRN       DEFINED     1,2     SOLE
FORD MTR CO DEL                   COM PAR $0.01     345370860     3,832      569,330 SH        DEFINED     1,2     SOLE
GETTY IMAGES INC                  SDCV 0.500% 6/0   374276AH6    32,888   33,750,000 PRN       DEFINED     1,2     SOLE
GILEAD SCIENCES INC               COM               375558103    67,988    1,477,680 SH        DEFINED     1,2     SOLE
GMX RES INC                       COM               38011M108       329       10,199 SH        DEFINED     1,2     SOLE
GRANT PRIDECO INC                 COM               38821G101    15,537      279,900 SH        DEFINED     1,2     SOLE
GREAT ATLANTIC & PAC TEA INC      COM               390064103     1,794       57,260 SH        DEFINED     1,2     SOLE
GREY GLOBAL GROUP INC             SDCV 5.000%10/1   39787MAB4    11,707    9,000,000 PRN       DEFINED     1,2     SOLE
HANOVER COMPRESSOR CO             NOTE 4.750% 1/1   410768AE5    38,275   20,300,000 PRN       DEFINED     1,2     SOLE
HEADWATERS INC                    NOTE 2.875% 6/0   42210PAB8     2,887    3,448,000 PRN       DEFINED     1,2     SOLE
HEALTH MGMT ASSOC INC NEW         NOTE 4.375% 8/0   421933AF9    30,032   30,500,000 PRN       DEFINED     1,2     SOLE
HECLA MNG CO                      COM               422704106     5,193      555,400 SH        DEFINED     1,2     SOLE
HOLOGIC INC                       FRNT 2.000%12/1   436440AA9    36,775   34,000,000 PRN       DEFINED     1,2     SOLE
HRPT PPTYS TR                     COM SH BEN INT    40426W101       833      107,800 SH        DEFINED     1,2     SOLE
IMCLONE SYS INC                   NOTE 1.375% 5/1   45245WAF6    74,920   79,700,000 PRN       DEFINED     1,2     SOLE
INFORMATICA CORP                  COM               45666Q102     1,916      106,300 SH        DEFINED     1,2     SOLE
LANDAMERICA FINL GROUP INC        DBCV 3.125%11/1   514936AB9    28,063   31,500,000 PRN       DEFINED     1,2     SOLE
LANDAMERICA FINL GROUP INC        DBCV 3.250% 5/1   514936AD5     5,638    6,500,000 PRN       DEFINED     1,2     SOLE
LINCARE HLDGS INC                 DBCV 3.000% 6/1   532791AB6     8,937    9,000,000 PRN       DEFINED     1,2     SOLE
LINEAR TECHNOLOGY CORP            NOTE 3.000% 5/0   535678AC0    22,776   24,000,000 PRN       DEFINED     1,2     SOLE
LOWES COS INC                     COM               548661107    19,159      847,000 SH        DEFINED     1,2     SOLE
LOWES COS INC                     COM               548661107    10,503        8,470      PUT  DEFINED     1,2     SOLE
LUCENT TECHNOLOGIES INC           DBCV 2.750% 6/1   549463AG2    60,895   66,452,000 PRN       DEFINED     1,2     SOLE
MCMORAN EXPLORATION CO            COM               582411104     4,263      325,654 SH        DEFINED     1,2     SOLE
MYLAN INC                         COM               628530107    48,372    3,440,400 SH        DEFINED     1,2     SOLE
NABORS INDS INC                   NOTE 0.940% 5/1   629568AP1    10,851   11,500,000 PRN       DEFINED     1,2     SOLE
NEKTAR THERAPEUTICS               COM               640268108     1,959      291,900 SH        DEFINED     1,2     SOLE
NEW YORK CMNTY CAP TR V           BONUSES           64944P307    48,542    1,012,227 SH        DEFINED     1,2     SOLE
NOVELL INC                        DBCV 0.500% 7/1   670006AC9    39,223   41,500,000 PRN       DEFINED     1,2     SOLE
PHARMACEUTICAL RES INC            NOTE 2.875% 9/3   717125AC2     9,877   10,770,000 PRN       DEFINED     1,2     SOLE
PLACER DOME INC                   DBCV 2.750%10/1   725906AK7    22,104   12,500,000 PRN       DEFINED     1,2     SOLE
PRIVATEBANCORP INC                NOTE 3.625% 3/1   742962AD5     2,405    2,500,000 PRN       DEFINED     1,2     SOLE
PROLOGIS                          NOTE 1.875%11/1   743410AR3     5,133    5,500,000 PRN       DEFINED     1,2     SOLE
QUANEX CORP                       DBCV 2.500% 5/1   747620AE2     2,062    1,000,000 PRN       DEFINED     1,2     SOLE
QWEST COMMUNICATIONS INTL IN      COM               749121109       315       44,900 SH        DEFINED     1,2     SOLE
REINSURANCE GROUP AMER INC        PFD TR INC EQ     759351307    80,194    1,174,831 SH        DEFINED     1,2     SOLE
SANDISK CORP                      COM               80004C101     5,137      154,855 SH        DEFINED     1,2     SOLE
SLM CORP                          COM               78442P106    12,285      610,000 SH        DEFINED     1,2     SOLE
ST JUDE MED INC                   DBCV 1.220%12/1   790849AD5    23,518   23,500,000 PRN       DEFINED     1,2     SOLE
ST MARY LD & EXPL CO              COM               792228108     1,795       46,500 SH        DEFINED     1,2     SOLE
SYMANTEC CORP                     NOTE 0.750% 6/1   871503AD0    33,353   32,000,000 PRN       DEFINED     1,2     SOLE
SYMANTEC CORP                     NOTE 1.000% 6/1   871503AF5   108,573  104,050,000 PRN       DEFINED     1,2     SOLE
TARGET CORP                       COM               87612E106     3,965       79,300 SH        DEFINED     1,2     SOLE
TECH DATA CORP                    COM               878237106     6,982      185,100 SH        DEFINED     1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD      ADR               881624209     7,360      158,356 SH        DEFINED     1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD      ADR               881624209     2,433        3,714      CALL DEFINED     1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD      ADR               881624209     2,388        2,500      CALL DEFINED     1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD      ADR               881624209     1,217        6,579      PUT  DEFINED     1,2     SOLE
THERMO FISHER SCIENTIFIC INC      COM               883556102     9,240      160,200 SH        DEFINED     1,2     SOLE
THORNBURG MTG INC                 PFD CONV SER F    885218701     3,674      161,500 SH        DEFINED     1,2     SOLE
TRINITY INDS INC                  NOTE 3.875% 6/0   896522AF6    33,409   37,000,000 PRN       DEFINED     1,2     SOLE
WASHINGTON REAL ESTATE INVT       NOTE 3.875% 9/1   939653AJ0     4,658    5,000,000 PRN       DEFINED     1,2     SOLE
WASHINGTON REAL ESTATE INVT       NOTE 3.875% 9/1   939653AK7     1,397    1,500,000 PRN       DEFINED     1,2     SOLE
WYETH                             COM               983024100     3,420       77,400 SH        DEFINED     1,2     SOLE
XILINX INC                        COM               983919101     6,648      304,000 SH        DEFINED     1,2     SOLE
YRC WORLDWIDE INC                 COM               984249102     2,825      165,290 SH        DEFINED     1,2     SOLE


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